Shareholder Report, Holdings (Details)	Dec. 31, 2024
Azzad Ethical Fund | Cadence Design Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Azzad Ethical Fund | Co Star Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.66%
Azzad Ethical Fund | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
Azzad Ethical Fund | The Trade Desk Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.76%
Azzad Ethical Fund | Heico Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
Azzad Ethical Fund | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Azzad Ethical Fund | Copart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.31%
Azzad Ethical Fund | Pinterest Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Azzad Ethical Fund | Floor Decor Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.26%
Azzad Ethical Fund | On Holding Ag [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
Azzad Ethical Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
Azzad Ethical Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Azzad Ethical Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.27%
Azzad Ethical Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Azzad Ethical Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.63%
Azzad Ethical Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.59%
Azzad Ethical Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
Azzad Ethical Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	39.49%
Azzad Wise Capital Fund | Indonesia Govt Series 144 A [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Azzad Wise Capital Fund | Esik Sukuk Ltd Sr [Member]
Holdings [Line Items]
Percent of Total Investments	1.99%
Azzad Wise Capital Fund | Aldar Sukuk Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.95%
Azzad Wise Capital Fund | Tnb Global Ventures [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Azzad Wise Capital Fund | Saudi Electricity Global Sr [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Azzad Wise Capital Fund | Axiata Spv 2 Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Azzad Wise Capital Fund | Dib Sukuk Ltd Sr [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
Azzad Wise Capital Fund | Dae Sukuk Dfc Ltd Sr [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Azzad Wise Capital Fund | Qib Sukuk Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
Azzad Wise Capital Fund | Al Rajhi Sukuk Ltd Sr [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
Azzad Wise Capital Fund | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.14%
Azzad Wise Capital Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
Azzad Wise Capital Fund | Bank Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	16.53%
Azzad Wise Capital Fund | Trade Finance Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Azzad Wise Capital Fund | Bonds Sukuk [Member]
Holdings [Line Items]
Percent of Total Investments	72.43%